Schedule of investments
Nomura VIP Core Equity Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.32%♣
Communication Services — 9.88%
Alphabet Class A	142,521	$ 40,983,339
AT&T	299,319	8,677,258
Meta Platforms Class A	17,559	10,046,031
Netflix †	41,716	4,010,993
		63,717,621
Consumer Discretionary — 5.34%
Amazon.com †	88,640	18,461,053
AutoZone †	3,789	12,798,408
Booking Holdings	756	3,183,002
		34,442,463
Consumer Staples — 2.65%
Costco Wholesale	17,136	17,074,824
		17,074,824
Financials — 15.88%
Ally Financial	245,180	9,618,411
American Express	27,814	8,413,179
Aon Class A	26,004	8,393,571
Blackstone	45,626	5,246,534
Cboe Global Markets	37,078	10,421,514
CME Group	54,435	16,077,377
JPMorgan Chase & Co.	42,974	12,641,232
Mastercard Class A	23,387	11,685,548
Morgan Stanley	55,718	9,169,511
PNC Financial Services Group	51,461	10,708,520
		102,375,397
Healthcare — 8.04%
Abbott Laboratories	65,896	6,765,542
AbbVie	22,177	4,823,276
Danaher	63,438	12,027,845
Gilead Sciences	70,603	9,839,940
HCA Healthcare	6,930	3,279,553
Thermo Fisher Scientific	20,316	9,985,924
Vertex Pharmaceuticals †	11,408	5,094,128
		51,816,208
Industrials — 16.52%
Airbus ADR	248,409	11,737,325
BAE Systems ADR	109,880	12,801,020
Carrier Global	183,426	10,328,718
Cummins	29,388	15,811,332
Eaton	47,477	16,981,099
Ferguson Enterprises	43,198	10,076,365
Howmet Aerospace	97,319	22,428,137
Parker-Hannifin	7,126	6,379,480
		106,543,476
Information Technology — 32.39%
Accenture Class A	39,413	7,815,204
Advanced Micro Devices †	31,981	6,505,895
Apple	124,520	31,601,931
Applied Materials	54,217	18,530,828
Broadcom	51,573	15,962,359
Intuit	21,587	9,333,787
Microsoft	60,585	22,426,749
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
NVIDIA	274,161	$ 47,813,678
Seagate Technology Holdings	39,331	15,408,313
Taiwan Semiconductor Manufacturing ADR	82,682	27,942,382
TE Connectivity	26,395	5,517,083
		208,858,209
Materials — 2.14%
Crown Holdings	77,535	7,772,884
Vulcan Materials	22,234	6,054,318
		13,827,202
Utilities — 3.48%
Entergy	98,368	11,052,629
NextEra Energy	122,381	11,366,747
		22,419,376
Total Common Stocks (cost $492,938,344)		621,074,776

Short-Term Investments — 3.94%
Money Market Mutual Funds — 3.94%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	6,356,325	6,356,325
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	6,356,325	6,356,325
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	6,356,326	6,356,326
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	6,356,326	6,356,326
Total Short-Term Investments (cost $25,425,302)		25,425,302

Total Value of Securities—100.26% (cost $518,363,646)		646,500,078
Liabilities Net of Receivables and Other Assets—(0.26%)		(1,685,499)
Net Assets Applicable to 48,538,900 Shares Outstanding—100.00%		$644,814,579
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

NQ- VIP2 [0326] 0526 (5459551)    1

Schedule of investments
Nomura VIP Core Equity Series
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ- VIP2 [0326] 0526 (5459551)